Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 € / shares
Statement of Financial Position [Abstract]
Trade receivables, net of allowance for doubtful accounts (in Dollars) | $	$ 1,558		$ 543
Common shares, par value (in Euro per share) | € / shares		€ 0.01		€ 0.01
Common shares, authorized	70,000,000		70,000,000
Common shares, issued	56,989,995		52,488,172
Common shares, outstanding	54,661,699		50,159,876
Treasury shares, shares	2,328,296		2,328,296